                              GOLDMAN SACHS TRUST
                       GOLDMAN SACHS FIXED INCOME FUNDS

                            Class A, B and C Shares

                             ---------------------

                       Supplement dated May 24, 1999 to
                       Prospectuses dated March 1, 1999

    Under the section "Service Providers--Investment Adviser" the following should be added:

      The Goldman Sachs Group, L.P., which controls the Investment Adviser, has merged into The Goldman Sachs Group Inc. as the result of an initial public offering.

    Under the section "Other Investment Practices and Securities" the chart should be revised as follows:

  . The Municipal Income Fund may not invest in Currency Swaps or Forward Foreign Currency Exchange Contracts;

  . The Municipal Income Fund may invest in Financial Futures Contracts, Interest Rate Floors, Caps and Collars;

  . The 33 1/3 percent limitation on Borrowings and Securities Lending applies to total assets;

  .   The High Yield Fund may invest in Interest Rate Floors, Caps and
      Collars;

  .   The High Yield Fund may not invest in mortgage dollar rolls;

  .   The Global Income Fund may invest in Adjustable Rate Mortgage Loans;
      and

  . The Global Income Fund may not invest in Non-Investment Grade Fixed Income Securities.

    In the Appendix A--Additional Information on Portfolio Risks, Securities and Techniques, under section C. Portfolio Securities and Techniques "Options and Securities, Securities Indices and Foreign Currencies" the last sentence of the last paragraph should be revised to read "Foreign and over-the-counter options will present greater possibility of loss because of their greater illiquidity and credit risks."

    Under the section "Shareholder Guide"

    "How Are Shares Priced?":

  . Add as the last paragraph of this section "In addition, the impact of events that occur after the publication of market quotations used by a Fund to price its securities but before the close of regular trading on the New York Stock Exchange will normally not be reflected in a Fund's next determined NAV unless the Trust, in its discretion, makes an adjustment in light of the nature and materiality of the event, its effect on Fund operations and other relevant factors."

    "How Can The Sales Charge On Class A Shares Be Reduced?--Statement of Intention":

  . the first sentence should be revised to state "You may obtain a reduced sales charge by means of a written Statement of Intention which expresses your non-binding commitment to invest in the aggregate $100,000 or more (not counting reinvestments of dividends and distributions) within a period of 13 months in the case of the Government Income, Municipal Income, Core Fixed Income, Global Income and High Yield Funds; $250,000 or more in the case of the Short Duration Government and Short Duration Tax-Free Funds; and $500,000 or more in the case of the Adjustable Rate Government Fund."

  . add after the third sentence--By signing the Statement of Intention, you authorize the Transfer Agent to escrow and redeem Class A Shares in your account to pay this additional charge.

  . the last sentence should be revised to state "The Additional Statement has more information about the Statement of Intention, which you should read carefully."

      "A Common Question About The Purchase of Class C Shares--What Is The Offering Price Of Class C Shares":

  . add to the end of the bolded text ";provided that in connection with purchases by pension and profit sharing plans, pension funds and other company-sponsored benefit plans, where all of the Class C Shares are redeemed within 12 months of purchase, a CDSC of 1% may be imposed upon the plan sponsor or third party administrator."




FISTCKABC
505634

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

                              GOLDMAN SACHS TRUST
                       GOLDMAN SACHS FIXED INCOME FUNDS

                             Institutional Shares
                             Administration Shares
                                Service Shares

                             ---------------------

                       Supplement dated May 24, 1999 to
                       Prospectuses dated March 1, 1999

    Under the section "Service Providers--Investment Adviser" the following should be added:

      The Goldman Sachs Group, L.P., which controls the Investment Adviser, has merged into The Goldman Sachs Group Inc. as the result of an initial public offering.

    Under the section "Other Investment Practices and Securities" the chart should be revised as follows:

  . The Municipal Income Fund may not invest in Currency Swaps or Forward Foreign Currency Exchange Contracts;

  . The Municipal Income Fund may invest in Financial Futures Contracts, Interest Rate Floors, Caps and Collars;

  . The 33 1/3 percent limitation on Borrowings and Securities Lending applies to total assets;

  .   The High Yield Fund may invest in Interest Rate Floors, Caps and
      Collars;

  .   The High Yield Fund may not invest in mortgage dollar rolls;

  .   The Global Income Fund may invest in Adjustable Rate Mortgage Loans;
      and

  . The Global Income Fund may not invest in Non-Investment Grade Fixed Income Securities.

    In the Appendix A--Additional Information on Portfolio Risks, Securities and Techniques, under section C. Portfolio Securities and Techniques "Options and Securities, Securities Indices and Foreign Currencies" the last sentence of the last paragraph should be revised to read "Foreign and over-the-counter options will present greater possibility of loss because of their greater illiquidity and credit risks."

    Under the section "Shareholder Guide":

    "How Are Shares Priced?":

  . Add as the last paragraph of this section "In addition, the impact of events that occur after the publication of market quotations used by a Fund to price its securities but before the close of regular trading on the New York Stock Exchange will normally not be reflected in a Fund's next determined NAV unless the Trust, in its discretion, makes an adjustment in light of the nature and materiality of the event, its effect on Fund operations and other relevant factors."

The following applies to Institutional Shares only:

    Under "How To Sell Shares":

      "How Can I Sell Institutional Shares Of The Funds? --Instructions For Redemptions" in the shaded box:

  .   By Writing: delete "Obtain a signature guarantee (see details below)"

  . By Telephone: --sentence should read "If you have elected the telephone redemption privileges on your Account Application:"

    Delete "What Is A Signature Guarantee?" section entirely.

      "Can I Exchange My Investment From One Fund To Another? --Instructions For Exchanging Shares:" in the shaded box:

  . By Telephone: --sentence should read "If you have elected the telephone redemption privileges on your Account Application:"

The following applies to Administration and Service Shares only:

    Under "How To Sell Shares":

      "How Can I Sell Administration/Service Shares Of The Funds?:

    The last sentence before the shaded box should read "A Service Organization may request redemptions in writing or by telephone if the optional telephone redemption privilege is elected on the Account Application."

      "Can I Exchange My Investment From One Fund To Another? --Instructions For Exchanging Shares" in the shaded box:

  . By Telephone: --sentence should read "If you have elected the telephone redemption privileges on your Account Application:"



                                       2